UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Global Growth Portfolio
6455 Irvine Center Drive
Irvine, CA 92618

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Global Growth Portfolio

3.	Investment Company Act File Number:				811-22656
	Securities Act File Number :				333-178936

4(a).	Last day of fiscal year for which this Form is filed:				10/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 1,172,964,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 968,428,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 968,428,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 204,536,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 22,314.88

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 22,314.88

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							1/22/2021
CIK #0001537151

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	1/27/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Growth Portfolio
6455 Irvine Center Drive
Irvine, CA 92618

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Growth Portfolio

3.	Investment Company Act File Number:				811-22656
	Securities Act File Number :				333-178936

4(a).	Last day of fiscal year for which this Form is filed:				10/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 3,114,229,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 1,987,057,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 1,987,057,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 1,127,172,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 122,974.47

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 122,974.47

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							1/22/2021
CIK #0001537151

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	1/27/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Growth and Income Portfolio
6455 Irvine Center Drive
Irvine, CA 92618

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Growth and Income Portfolio

3.	Investment Company Act File Number:				811-22656
	Securities Act File Number :				333-178936

4(a).	Last day of fiscal year for which this Form is filed:				10/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 2,800,058,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 2,144,003,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 2,144,003,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 656,055,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 71,575.60

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 71,575.60

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							1/22/2021
CIK #0001537151

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	1/27/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Moderate Growth and Income Portfolio
6455 Irvine Center Drive
Irvine, CA 92618

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Moderate Growth and Income Portfolio

3.	Investment Company Act File Number:				811-22656
	Securities Act File Number :				333-178936

4(a).	Last day of fiscal year for which this Form is filed:				10/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 2,544,523,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 2,012,972,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 2,012,972,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 531,551,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 57,992.21

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 57,992.21

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							1/22/2021
CIK #0001537151

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	1/27/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Fund Conservative Growth and Income Portfolio
6455 Irvine Center Drive
Irvine, CA 92618

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Fund Conservative Growth and Income Portfolio

3.	Investment Company Act File Number:				811-22656
	Securities Act File Number :				333-178936

4(a).	Last day of fiscal year for which this Form is filed:				10/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 1,633,733,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 1,335,715,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 1,335,715,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 298,018,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 32,513.76

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 32,513.76

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							1/22/2021
CIK #0001537151

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	1/27/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Tax-Aware Conservative Growth and Income Portfolio
6455 Irvine Center Drive
Irvine, CA 92618

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Tax-Aware Conservative Growth and Income Portfolio

3.	Investment Company Act File Number:				811-22656
	Securities Act File Number :				333-178936

4(a).	Last day of fiscal year for which this Form is filed:				10/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 985,034,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 629,239,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 629,239,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 355,795,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 38,817.23

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 38,817.23

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							1/22/2021
CIK #0001537151

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	1/27/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Preservation Portfolio
6455 Irvine Center Drive
Irvine, CA 92618

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Preservation Portfolio

3.	Investment Company Act File Number:				811-22656
	Securities Act File Number :				333-178936

4(a).	Last day of fiscal year for which this Form is filed:				10/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 2,113,740,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 832,216,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 832,216,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 1,281,524,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 139,814.27

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 139,814.27

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							1/22/2021
CIK #0001537151

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	1/27/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Tax-Exempt Preservation Portfolio
6455 Irvine Center Drive
Irvine, CA 92618

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Tax-Exempt Preservation Portfolio

3.	Investment Company Act File Number:				811-22656
	Securities Act File Number :				333-178936

4(a).	Last day of fiscal year for which this Form is filed:				10/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 302,843,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 145,036,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ 3,382,000

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 148,418,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 154,425,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 16,847.77

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 16,847.77

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							1/22/2021
CIK #0001537151

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	1/27/2021

* Please print the name and title of the signing officer below the signature.